Long-Term Investments (Details) - Schedule of Statement of Operation - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 739	$ 23,079
Gross profit	291	5,747
Net loss	(986,181)	(993,643)
Share of losses from investments accounted for using the equity method
Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss	(231,445)	(450,995)
Share of losses from investments accounted for using the equity method